Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
16. Share-based compensation
Share-based compensation was recognized in operating expenses for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenue	26	9	43
Selling expenses	196	110	6,514
General and administrative expenses	386	726	87,980
Research and development expenses	203	122	421

	811	967	94,958

Share Options before 2019
During the year ended December 31, 2018, the Group granted a total of 316,360 share options which have a vesting condition of one year.
The following table sets forth the activities under the Company’s share options for the periods ended December 31, 2017, 2018 and 2019:

	Number of options	Weighted Average exercise price	Aggregate intrinsic value RMB
Outstanding at January 1, 2017	9,540,000	0.40
Granted	5,900,000	0.71
Exercised	(960,000)	0.36
Forfeited	(1,620,000)	0.56

Outstanding at December 31, 2017	12,860,000	0.53

Granted	316,360	1.42
Exercised	—	—
Forfeited	(2,080,000)	0.55

Outstanding at December 31, 2018	11,096,360	0.55

Granted	—	—
Exercised	(7,420,000)	0.56
Forfeited	(3,676,360)	0.52

Outstanding at December 31, 2019	—	—	—

Exercisable at December 31, 2019	—	—	—

The weighted average grant date fair value of options granted during 2017 and 2018 was RMB 0.65 and RMB 1.22 per share respectively. The total intrinsic value of options exercised during 2017 and 2018 was RMB 886 thousand and RMB nil thousand, respectively. As of December 31, 2019, all the share based compensation expenses were recognized.
Global Share Incentive Plan
In June 2019, the Company adopted a Global Share Incentive Plan (the
“
Global Plan
”), which includes Option Grant, Restricted Shares Plan and Shares Award.

Option Plan
Under the Option Award Agreement, options which granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the Option Grant includes a condition where employees can only exercise vested options upon the occurrence of that the Company’s ordinary shares become listed securities, which substantially creates a performance condition (“IPO Condition”). Meanwhile, the Company offers their employees broker-assisted cashless exercise programs to help the employees exercise their stock options without having to use their personal funds to pay for the exercise price. The options are classified as liability-classified award. As at December 31, 2019, The Company granted 19,463,440 share options to certain of its employees. As in February 2020, the Company finished its initial public offering, the share-based compensation cost will be recognized accordingly.
Employees Restricted Shares Plan
Under the Employees Restricted Shares Award Agreement, restricted shares which granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. The restriction will be removed along with the satisfaction of the service condition. As at December 31, 2019, the Company granted 23,809,190 restricted common shares to certain senior management through Bodyguard Holding Limited (“Bodyguard”) as a holding platform.
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the year ended December 31, 2019:

	Options to Employees	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2019	—	—
Granted	23,809,190	4.20
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2019	23,809,190	4.20

Restricted shares granted to employees are measured based on their grant-date fair values and recognized as compensation cost on a graded-vesting method over the requisite 4 years’ service period. The weighted average grant date fair value of restricted shares were RMB 4.20 per share. As at December 31, 2019, there were a total of RMB 27,102 thousand share-based compensation expenses were recognized and RMB 72,923 thousand unrecognized share based compensation
Shares Award
Under the Shares Award Agreement, 14,229,183 common shares were awarded to Mr. Cunjun Ma directly through an entity wholly owned by Mr. Cunjun Ma with no consideration on June 30, 2019. The fair value of the shares awarded was RMB 4.20 per share, and a total of RMB 59,778 thousand share based compensation expense was recognized on June 30, 2019.